Contingent Liabilities and Provisions - Additional Information (Detail) $ in Millions	3 Months Ended
Jan. 31, 2021 CAD ($)
Legal proceedings contingent liability [member] | Bottom of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities	$ 0
Legal proceedings contingent liability [member] | Top of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities	1,000
Simplii Privacy Class Actions [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss Contingency damages Awarded	$ 2